Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,588	$ 3,383
Less: Current portion	(470)	(425)
Long-term regulatory assets	3,118	2,958
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,103	3,358
Less: Current portion	(441)	(572)
Long-term regulatory liabilities	2,662	2,786
Deferred income taxes (Notes 3 and 24)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,361	1,440
Asset removal cost provision (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,206	1,187
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	104	166
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 100	94
Renewable energy surcharge | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)	15.00%
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 83	101
Employee future benefits (Notes 3 and 25)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	43	45
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 28	45
Electric and gas moderator account | Central Hudson
Regulatory Liabilities [Line Items]
Approved rate (period)	3 years
ROE complaints liability (Note 2)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 16	91
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	162	189
Other Regulatory Liabilities, Individually Less Than Threshold
Regulatory Liabilities [Line Items]
Threshold amount, other regulatory liabilities	40
Deferred income taxes (Notes 3 and 24)
Regulatory Assets [Line Items]
Total regulatory assets	1,697	1,556
Employee future benefits (Notes 3 and 25)
Regulatory Assets [Line Items]
Total regulatory assets	588	530
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	$ 334	279
Deferred energy management costs | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	2 years
Deferred energy management costs | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	$ 213	208
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	122	116
Manufactured gas plant site remediation deferral (Note 16)
Regulatory Assets [Line Items]
Total regulatory assets	107	81
Derivatives (Notes 3 and 27) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	73	119
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	$ 55	88
Remaining recovery period	10 years
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 399	$ 406
Other Regulatory Assets, Individually Less Than Threshold
Regulatory Assets [Line Items]
Threshold amount, other regulatory assets	$ 40